OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Current, unbilled subscriptions	$ 15,197	$ 7,855
Non-current, unbilled subscriptions	$ 10,657	$ 8,583